Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Disclosure of components of goodwill and intangible assets

	2022	2021
	$m	$m
Goodwill	4,156	5,033
Present value of in-force long-term insurance business	9,900	9,453
Other intangible assets[1]	7,265	6,136
At 31 Dec	21,321	20,622
1Included within other intangible assets is internally generated software with a net carrying value of $6,166m (2021: $5,430m). During the year, capitalisation of internally generated software was $2,663m (2021: $2,373m), impairment was $125m (2021: $137m) and amortisation was $1,447m (2021: $1,183m).

Disclosure of reconciliation of changes in intangible assets and goodwill

Movement analysis of goodwill
	2022	2021
	$m	$m
Gross amount
At 1 Jan	22,215	23,135
Exchange differences	(776)	(905)
Reclassified to held for sale and additions[1]	(2,485)	—
Other	11	(15)
At 31 Dec	18,965	22,215
Accumulated impairment losses
At 1 Jan	(17,182)	(17,254)
Impairment losses[2]	—	(587)
Exchange differences	482	659
Reclassified to held for sale[1]	1,891	—
At 31 Dec	(14,809)	(17,182)
Net carrying amount at 31 Dec	4,156	5,033
1Includes goodwill allocated to disposal groups as a result of the planned sales of our retail banking operations in France, banking business in Canada and branch operations in Greece, offset by goodwill arising from the acquisition of L&T Investment Management Limited. For further details, see Note 23.
2Full impairment of goodwill allocated to Latin America – WPB.

Movements in PVIF
	2022	2021
	$m	$m
At 1 Jan	9,453	9,435
Acquisitions	271	—
Change in PVIF of long-term insurance business	263	130
– value of new business written during the year	1,322	1,090
– expected return[1]	(785)	(903)
– assumption changes and experience variances (see below)	(252)	(105)
– other adjustments	(22)	48
Exchange differences and other movements	(87)	(112)
At 31 Dec	9,900	9,453
1‘Expected return’ represents the unwinding of the discount rate and reversal of expected cash flows for the period.

Disclosure of key assumption in value in use calculation

Key assumptions in VIU calculation – significant CGUs at 1 October 2022
	Carrying amount at 1 Oct 2022	of which goodwill	Value in use at 1 Oct 2022	Discount rate	Growth rate beyond initial cash flow	Carrying amount at 1 Oct 2021	of which goodwill	Value in use at 1 Oct 2021	Discount rate	Growth rate beyond initial cash flow projections
	$m	$m	$m	%	%	$m	$m	$m	%	%
Europe – WPB	15,215	2,643	46,596	9.9	2.0	18,780	3,556	29,799	9.2	1.8

Disclosure of assumptions for long-duration contracts

	2022		2021
	Hong Kong	France[1]	Hong Kong	France[1]
	%	%	%	%
Weighted average risk-free rate	3.85	2.80	1.40	0.69
Weighted average risk discount rate	7.33	4.44	5.20	1.55
Expense inflation	3.00	4.26	3.00	1.80
1For 2022, the calculation of France’s PVIF assumes a risk discount rate of 4.44% (2021: 1.55%) plus a risk margin of $100m (2021: $215m).